Property and Equipment - Schedule of Property and Equipment Net (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total cost	$ 174,928	$ 152,181	$ 142,979
Less accumulated depreciation	(46,068)	(52,965)	(30,974)
Total property and equipment, net	128,560	99,216	112,005
Furniture and Fixtures [Member]
Total cost	147,721	70,140	64,288
Leasehold Improvements [Member]
Total cost	14,907	8,607	8,607
Vehicles [Member]
Total cost	12,000	38,831	38,831
Construction In-Progress [Member]
Total cost		$ 34,603	$ 31,253